Investment Portfolio - Government and Corporate Securities (Debt Securities at Amortized Cost) (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Allowances for credit losses	$ (7,375,737)	$ (28,000,427)
TOTAL DEBT SECURITIES AT AMORTIZED COST	152,528,570	182,535,735
Government Securities - In pesos | Argentine Treasury Bonds in pesos. Maturity 08-23-2025 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In pesos	125,492,302	107,798,424
Government Securities - In pesos | Argentine Treasury Bonds in pesos. Maturity 05-23-2027 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In pesos	24,039,592	70,570,093
Government Securities - In pesos | Argentine Treasury Bond in pesos at 0.7% Badlar Private Rate. Maturity 11-23-2027 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In pesos	$ 10,372,413	32,167,645
Borrowings, interest rate	0.70%
DEBT SECURITIES AT AMORTIZED COST | Government Securities - In pesos | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In pesos	$ 159,904,307	$ 210,536,162